Common Stock and Stock-Based Compensation - Schedule of Restricted Stock Units (Details) - Unvested RSU’s - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Restricted Stock Units [Line Items]
Number of RSUs Outstanding, Balances	44,520	55,891
Weighted-Average Grant Date Fair Value Per Share, Balances	$ 193.8
Number of RSUs Outstanding, Granted	36,073	49,548	50,584
Weighted-Average Grant Date Fair Value Per Share, Granted	$ 6.14	$ 190.8	$ 199
Number of RSUs Outstanding, Vested	(15,366)	(53,110)
Weighted-Average Grant Date Fair Value Per Share, Vested	$ 86.31	$ 272.8
Number of RSUs Outstanding, Forfeited	(3,977)	(7,809)	(25,730)
Weighted-Average Grant Date Fair Value Per Share, Forfeited	$ 180	$ 182.6	$ 327.8
Number of RSUs Outstanding, Balances	61,250	44,520	55,891
Weighted-Average Grant Date Fair Value Per Share, Balances	$ 116.75	$ 193.8